SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

DWS Total Return Bond Fund

The following information replaces the existing tables for DWS Total Return Bond Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information is provided as of the fund’s most recent fiscal year end.

DWS Total Return Bond Fund

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Kelly L. Beam	$1 - $10,000	$10,001 - $50,000
Christopher J. Munshower	$0	$0
Stephen R. Cianci	$0	$0

Conflicts of Interest

DWS Total Return Bond Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Kelly L. Beam	2	$701,843,145	0	$0
Christopher J. Munshower	0	$0	0	$0
Stephen R. Cianci	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Kelly L. Beam	2	$479,663,037	0	$0
Christopher J. Munshower	0	$0	0	$0
Stephen R. Cianci	0	$0	0	$0

April 9, 2025

SAISTKR25-04

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
Kelly L. Beam	20	$5,554,324,597	1	$2,875,481
Christopher J. Munshower	0	$0	0	$0
Stephen R. Cianci	37	$8,573,547,888	0	$0

Please Retain This Supplement for Future Reference

April 9, 2025

SAISTKR25-04